Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2014
Registrant Name	dei_EntityRegistrantName	FEDERATED MUNICIPAL SECURITIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000201801
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 29, 2014
Prospectus Date	rr_ProspectusDate	May 31, 2014